CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash	$ 12,342	$ 56,363
Accounts receivable		426
Income taxes receivable - Note 17	1,530
Inventories - Note 4	11,069	12,867
Ore on leach pads - Note 4	10,106	38,041
Prepaids and other, net - Note 5	2,342	4,303
Current assets	37,389	112,000
Ore on leach pads - Note 4	0	7,243
Plant, equipment, and mine development, net - Note 6	58,484	60,223
Restricted cash - Note 7	34,293	39,677
Other assets - Note 5	600	13,483
Assets held for sale - Note 8	11,558
Total assets	142,324	232,626
Liabilities:
Accounts payable and accrued expenses	9,430	12,280
Debt, net - Notes 10, 20 and 25	16,666	5,120
Deferred gain on sale of royalty - Note 11	125	124
Other liabilities - Note 9	5,044	4,157
Current liabilities	31,265	21,681
Warrant liabilities - Notes 12 and 20	669	15,389
Debt, net - Notes 10, 20 and 25	143,638	142,665
Deferred gain on sale of royalty - Note 11	29,714	29,839
Asset retirement obligation - Note 13	5,193	4,785
Other liabilities - Note 9	339	1,650
Total liabilities	210,818	216,009
Commitments and contingencies - Note 23
Stockholders' (deficit) equity - Note 14:
Common stock, $0.0001 par value; 400,000,000 shares authorized; 60,433,395 issued and outstanding at December 31, 2021; and 59,901,306 issued and outstanding at December 31, 2020	6	6
Additional paid-in capital	540,823	537,370
Accumulated deficit	(609,323)	(520,759)
Total stockholders' (deficit) equity	(68,494)	16,617
Total liabilities and stockholders' (deficit) equity	$ 142,324	$ 232,626